Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of other receivables, net
	As of December 31,
	2019	2020
	RMB	RMB
Advances to staff (i)	9,578	14,142
Advances to entrepreneurial agents (ii)	3,523	1,290
Advances to a third party channel vendor (iii)	13,575	14,318
Rental deposits	14,333	14,824
Amount due from a third party (iv)	6,830	6,830
Amount due from payment platform	9,926	3,079
Other	3,805	2,685
Less: Allowance for current expected credit losses	—	(6,926)
Other receivables, net	61,570	50,242

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented advances to a third-party channel vendor, which are unsecured, interest-free and repayable on demand.

(iv)	This represented the amount receivable from Beijing Cheche Technology Co., Ltd. (“Cheche”) as a result of conversion of loan receivable in October 2019. On October 27, 2020, the original due date of the receivable, the Group entered into a supplemental agreement with Cheche to extend the maturity date of the loan receivable to October 26, 2022.